RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Maintanence costs of licene agreements of two affiliates each			$ 5,000	$ 4,500	$ 4,220
Reimbursement of legal and administrative costs		$ 25,720	12,000
Reimbursement of rental cost			1,500
License fee				$ 5,125
Affiliated Entity One [Member]
Related Party Transaction [Line Items]
License fee			17,000
Affiliated Entity Two [Member]
Related Party Transaction [Line Items]
License fee	$ 5,000		$ 27,220
Two Affiliated Companies [Member]
Related Party Transaction [Line Items]
Maintanence costs of licene agreements of two affiliates each	$ 5,000